Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 939,621	$ 136,232	¥ 1,332,721	¥ 1,246,296
Additions	31,324	4,541	29,089	396,582
Written-off for expiration of net operating losses	(212,636)	(30,829)	(414,409)	(304,939)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(1,545)	(224)	(7,780)	(5,218)
Balance at the end of the year	¥ 756,764	$ 109,720	¥ 939,621	¥ 1,332,721